Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Income Tax Disclosure [Abstract]
Operating loss carry forwards	$ 5,337,000
Operating Loss Carryforwards, Expiration Date	Aug. 31, 2040
Research and development credit carry forward	$ 1,963	$ 1,963